RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Directors' fees	$ 305	$ 296
Salaries and consultants' fees	2,084	2,089
Share-based payments (non-cash)	1,827	1,669
Total	$ 4,216	$ 4,054